CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 3,106,244	$ 7,208,037	[1]
Restricted cash	[1]		369,280
Accounts receivable, net		19,370,665	26,962,085	[1]
Licensed content		16,958,149	16,958,149	[1]
Inventory	[1]		216,453
Prepaid expenses		2,042,041	2,202,728	[1]
Other current assets		3,594,942	2,276,096	[1]
Total current assets		45,072,041	56,192,828	[1]
Property and equipment, net		15,029,427	127,275	[1]
Intangible assets, net		3,036,352	148,874	[1]
Goodwill		704,884	0
Long-term investments		26,408,609	6,975,511	[1]
Other non-current assets		3,983,799
Total assets		94,235,112	63,444,488	[1]
Current liabilities: (including amounts of the consolidated VIEs without recourse to Ideanomics, Inc. See note 5)
Accounts payable		19,265,094	26,829,593	[1]
Deferred revenue		405,929	222,350	[1]
Accrued interest due to a related party		140,055	20,055	[1]
Accrued salaries		706,351	737,072	[1]
Amount due to related parties		800,822	434,030	[1]
Other current liabilities		4,615,346	801,560	[1]
Convertible promissory note due to related parties		4,000,000	3,000,000	[1]
Total current liabilities		29,933,597	32,044,660	[1]
Deferred tax liabilities		513,935
Asset retirement obligations		8,000,000
Convertible note-long term		11,313,770
Other non-current liabilities	[1]		384,243
Total liabilities		49,761,302	32,428,903	[1]
Commitments and contingencies (Note 18)
Convertible redeemable preferred stock:
Series A - 7,000,000 shares issued and outstanding, liquidation and deemed liquidation preference of $3,500,000 as of December 31, 2018 and 2017, respectively		1,261,995	1,261,995	[1]
Equity:
Common stock - $0.001 par value; 1,500,000,000 shares authorized, 102,766,006 and 68,509,090 shares issued and outstanding as of December 31, 2018 and 2017, respectively		102,765	68,509	[1]
Additional paid-in capital		195,779,576	158,449,544	[1]
Accumulated deficit		(149,975,302)	(126,693,022)	[1]
Accumulated other comprehensive loss		(1,664,598)	(782,074)	[1]
Total IDEX shareholder's equity		44,242,441	31,042,957	[1]
Non-controlling interest		(1,030,626)	(1,289,367)	[1]
Total equity		43,211,815	29,753,590
Total liabilities, convertible redeemable preferred stock and equity		$ 94,235,112	$ 63,444,488	[1]

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited ("Guang Ming"). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")